PREPAIDS AND DEPOSITS	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS	7. PREPAIDS AND DEPOSITS
As at	March 31, 2024	December 31, 2023
Insurance	$490,811	$838,445
Prepaid other	180,701	142,124
Deposits	402,424	361,646
	$1,073,936	$1,342,215